Earnings per share ("EPS")	12 Months Ended
Mar. 31, 2021
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Earnings per share ("EPS")

42.	Earnings per share (“EPS”)

	Net income attributable to shareholders of Tata Motors Limited (In millions)		Weighted average shares (Nos.)	Earnings per share
For the year ended March 31, 2021:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(122,748.1)	3,128,268,742	Rs.	(39.2)
	US$	(1,678.9)		US$	(0.5)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
	US$	#		US$	#
Diluted earnings/(loss) per share	Rs.	(122,748.1)	3,128,268,742	Rs.	(39.2)
	US$	(1,678.9)		US$	(0.5)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(19,952.8)	508,502,896	Rs.	(39.2)
	US$	(272.9)		US$	(0.5)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
	US$	#		US$	#
Diluted earnings/(loss) per share	Rs.	(19,952.8)	508,502,896	Rs.	(39.2)
	US$	(272.9)		US$	(0.5)
For the year ended March 31, 2020:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(97,199.1)	2,952,353,090	Rs.	(32.9)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(97,199.1)	2,952,353,090	Rs.	(32.9)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(16,741.2)	508,502,473	Rs.	(32.9)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(43,895.8)	508,502,371	Rs.	(32.9)
For the year ended March 31, 2019:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(249,246.9)	2,887,348,474	Rs.	(86.3)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(249,246.8)	2,887,348,474	Rs.	(86.3)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(43,895.8)	508,502,371	Rs.	(86.3)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(43,895.8)	508,502,371	Rs.	(86.3)

‘A’ Ordinary shareholders are entitled to receive dividend at 5 percentage points more than the aggregate rate of dividend determined by Tata Motors Limited on Ordinary shares for the financial year.

#	Since there is a loss for the year ended March 31, 2021 , 2020 & 2019 potential equity shares are not considered as dilutive and hence Diluted EPS is same as Basic EPS.